Jan. 09, 2019
Hamlin High Dividend Equity Fund

The Advisors' Inner Circle Fund

Hamlin High Dividend Equity Fund (the "Fund")

Supplement dated January 9, 2019 to the Fund's Institutional Class Shares Summary Prospectus and
Investor Class Shares Summary Prospectus (together, the "Summary Prospectuses"), Prospectus and
Statement of Additional Information (the "SAI"), each dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI,
and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

As of January 1, 2019 (the "Effective Date"), the management fee for the Fund is reduced as follows:

Current Management Fee	New Management Fee
1.00%	0.85%

Additionally, as of the Effective Date, the contractual expense limit for the Fund is reduced as follows:

Current Contractual Expense Limit	New Contractual Expense Limit
1.00%	0.85%

Accordingly, as of the Effective Date, the Summary Prospectuses, Prospectus and SAI are hereby amended and supplemented as follows:

1. In the "Fund Fees and Expenses" section of the Institutional Class Shares Summary Prospectus, and the corresponding section of the Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class Shares
Management Fees[1]	0.85%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[2]	1.05%
Less Fee Reductions and/or Expense Reimbursements[3]	(0.18)%
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements[2]	0.87%

[1]	Management Fees have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

[3]	Hamlin Capital Management, LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.85% of the Fund's Institutional Class Shares' average daily net assets until April 30, 2020. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$310	$556	$1,261

2. In the "Fund Fees and Expenses" section of the Investor Class Shares Summary Prospectus, and the corresponding section of the Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Investor Class Shares
Management Fees[1]		0.85%
12b-1 Fees		0.25%
Other Expenses		0.33%
Shareholder Servicing Fees	0.15%
Other Operating Expenses	0.18%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses[2]		1.45%
Less Fee Reductions and/or Expense Reimbursements[3]		(0.18)%
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements[2]		1.27%

[1]	Management Fees have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

[3]	Hamlin Capital Management, LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.85% of the Fund's Investor Class Shares' average daily net assets until April 30, 2020. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$129	$435	$769	$1,714

3. In the "Investment Adviser" section of the Prospectus, the second and third paragraphs are hereby deleted and replaced with the following:

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. Prior to January 1, 2019, the Fund's management fee was 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund in order to keep total annual Fund operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.85% of the Fund's Institutional Class and Investor Class Shares' average daily net assets until April 30, 2020. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. Prior to January 1, 2019, the Fund's expense cap was 1.00% of the average daily net assets of the Fund.

4. In "The Adviser" section of the SAI, the first two paragraphs under the "Advisory Fees Paid to the Adviser" heading are hereby deleted and replaced with the following:

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. Prior to January 1, 2019, the Fund's management fee was 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund's total annual Fund operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.85% of the Fund's Institutional Class and Investor Class Shares' average daily net assets until April 30, 2020. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense cap reimbursement and (ii) at the time of the recoupment. Prior to January 1, 2019, the Fund's expense cap was 1.00% of the average daily net assets of the Fund.

Please retain this supplement for future reference.

HCM-SK-002-0100